FAIR VALUE MEASUREMENTS - 2026 Convertible Notes and 2025 Convertible Notes (Details) - Convertible Notes 2026 and 2025	Jun. 30, 2026 Y	Dec. 31, 2025 Y
Minimum | Discount rate
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.392	0.20
Minimum | Probability of redemption at maturity Scenario
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.50	0.30
Minimum | Probability of voluntary conversion scenario/event of default scenarios
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.05	0
Minimum | Remaining term for conversion at maturity scenario/event of default scenarios
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.02	0.01
Minimum | Remaining term for voluntary conversion scenario
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.02	0.01
Maximum | Discount rate
FAIR VALUE MEASUREMENTS
Fair value measurement input	2.014	0.65
Maximum | Probability of redemption at maturity Scenario
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.95	1
Maximum | Probability of voluntary conversion scenario/event of default scenarios
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.50	0.70
Maximum | Remaining term for conversion at maturity scenario/event of default scenarios
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.8	0.52
Maximum | Remaining term for voluntary conversion scenario
FAIR VALUE MEASUREMENTS
Fair value measurement input	0.75	0.52